Significant Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2021 $ / $	Dec. 31, 2020	Dec. 31, 2019
Disclosure of foreign exchange rates [line items]
Exchange rate	20.5140
Mexican peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	1.00	1.00	1.00
Exchange rate	1.00	1.00
Quetzal
Disclosure of foreign exchange rates [line items]
Average exchange rate	2.62	2.78	2.50
Exchange rate	2.67	2.56
Colon
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.03	0.04	0.03
Exchange rate	0.03	0.03
Balboa
Disclosure of foreign exchange rates [line items]
Average exchange rate	20.28	21.49	19.26
Exchange rate	20.58	19.95
Colombian peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.01	0.01	0.01
Exchange rate	0.01	0.01
Cordoba
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.58	0.63	0.58
Exchange rate	0.58	0.57
Argentine peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.21	0.31	0.41
Exchange rate	0.20	0.24
Real
Disclosure of foreign exchange rates [line items]
Average exchange rate	3.76	4.18	4.89
Exchange rate	3.69	3.84
Uruguayan peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.47	0.51	0.55
Exchange rate	0.46	0.47